Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of expenses [line items]
Salaries and social security taxes	$ 1,215		$ 1,130		$ 773	[1]
Fees and compensation for services	323		273		212
Other personnel expenses	272		233		159
Taxes, charges and contributions	919		1,088		883
Royalties, easements and fees	1,013		1,031		834
Insurance	87		76		81
Rental of real estate and equipment	196	[2]	152	[3]	137	[4]
Survey expenses	16		18		3
Depreciation of property, plant and equipment	3,016		2,551		2,816
Amortization of intangible assets	37		43		51
Depreciation of right-of-use assets	220		214		201
Industrial inputs, consumable materials and supplies	538		466		383
Operation services and other service contracts	610	[2]	449	[3]	453	[4]
Preservation, repair and maintenance	1,467	[2]	1,276	[3]	949	[4]
Unproductive exploratory drillings	21		26		10
Transportation, products and charges	1,012	[2]	907	[3]	668	[4]
Provision for doubtful trade receivables	18		14		30
Publicity and advertising expenses	92		103		61
Fuel, gas, energy and miscellaneous	201	[2]	272	[3]	183	[4]
Total	11,273		10,322		8,887
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	790	[5]	781	[6]	537	[7]
Fees and compensation for services	50	[5]	46	[6]	47	[7]
Other personnel expenses	232	[5]	202	[6]	140	[7]
Taxes, charges and contributions	130	[5]	121	[6]	118	[7]
Royalties, easements and fees	1,009	[5]	1,026	[6]	831	[7]
Insurance	81	[5]	71	[6]	74	[7]
Rental of real estate and equipment	179	[5]	140	[6]	125	[7]
Depreciation of property, plant and equipment	2,886	[5]	2,400	[6]	2,670	[7]
Amortization of intangible assets	30	[5]	29	[6]	38	[7]
Depreciation of right-of-use assets	209	[5]	202	[6]	190	[7]
Industrial inputs, consumable materials and supplies	521	[5]	454	[6]	370	[7]
Operation services and other service contracts	535	[5]	383	[6]	388	[7]
Preservation, repair and maintenance	1,395	[5]	1,206	[6]	905	[7]
Transportation, products and charges	521	[5]	473	[6]	359	[7]
Fuel, gas, energy and miscellaneous	135	[5]	170	[6]	88	[7]
Total	8,703	[5]	7,704	[6]	6,880	[7]
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	276		222		148
Fees and compensation for services	236		194		136
Other personnel expenses	26		19		12
Taxes, charges and contributions	24		13		7
Insurance	3		3		5
Rental of real estate and equipment	1		1		0
Depreciation of property, plant and equipment	43		61		60
Amortization of intangible assets	7		14		12
Industrial inputs, consumable materials and supplies	5		2		4
Operation services and other service contracts	10		10		8
Preservation, repair and maintenance	29		25		20
Publicity and advertising expenses	36		82		43
Fuel, gas, energy and miscellaneous	9		11		15
Total	705		657		470
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	136		116		84
Fees and compensation for services	37		32		29
Other personnel expenses	13		11		6
Taxes, charges and contributions	765	[8]	954	[9]	757	[10]
Royalties, easements and fees	2		2		1
Insurance	3		2		2
Rental of real estate and equipment	16		11		12
Depreciation of property, plant and equipment	87		90		86
Amortization of intangible assets	0		0		1
Depreciation of right-of-use assets	11		12		11
Industrial inputs, consumable materials and supplies	12		10		9
Operation services and other service contracts	59		52		51
Preservation, repair and maintenance	43		44		23
Transportation, products and charges	491		434		309
Provision for doubtful trade receivables	18		14		30
Publicity and advertising expenses	56		21		18
Fuel, gas, energy and miscellaneous	55		91		78
Total	1,804		1,896		1,507
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	13		11		4
Fees and compensation for services	0		1		0
Other personnel expenses	1		1		1
Taxes, charges and contributions	0		0		1
Royalties, easements and fees	2		3		2
Survey expenses	16		18		3
Operation services and other service contracts	6		4		6
Preservation, repair and maintenance	0		1		1
Unproductive exploratory drillings	21		26		10
Fuel, gas, energy and miscellaneous	2		0		2
Total	$ 61		$ 65		$ 30

[1]	Includes 18 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.
[2]	Includes 75 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[3]	Includes 63 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[4]	Includes 40 and 58 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[5]	Includes 23 corresponding to research and development activities.
[6]	Includes 27 corresponding to research and development activities.
[7]	Includes 19 corresponding to research and development activities.
[8]	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.
[9]	Includes 251 corresponding to export withholdings and 567 corresponding to turnover tax.
[10]	Includes 206 corresponding to export withholdings and 450 corresponding to turnover tax.